Consolidated Balance Sheets (Unaudited) - USD ($)	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Current assets
Cash	$ 29,801	$ 151,869	$ 16,442
Accounts receivable and other receivables	32,939	31,765	3,194
Prepaid expenses and deposits	19,591	14,476	10,957
Assets held for sale			382,352
Total current assets	82,331	198,110	412,945
Property, plant, and equipment	262,393	251,310
Assets held for sale			62,351
Total assets	344,724	449,420	475,296
Current liabilities
Accounts payable and accrued liabilities	626,366	624,684	722,639
Advance from Alliance Growers Corp.	989,446	928,649
Due to related parties	222,247	282,855	322,120
Current portion of convertible notes			1,542,090
Liabilities held for sale			113,229
Total current liabilities	1,838,059	1,836,188	2,700,078
Convertible notes, net of unamortized discount of $28,257, $28,618 and $nil, respectively	854	693	171,876
Total liabilities	1,838,913	1,836,881	2,871,954
Stockholders' deficit
Common stock Authorized: 500,000,000 shares, $0.001 par value; 73,671,825 and 71,620,100 shares issued and outstanding, respectively (2017 - 20,600,000 shares)	73,672	71,620	20,600
Additional paid-in capital	2,649,529	2,464,136	534,269
Accumulated other comprehensive income (loss)	137,492	38,722	(63,169)
Deficit	(4,354,882)	(3,961,939)	(2,888,358)
Total stockholders' deficit	(1,494,189)	(1,387,461)	(2,396,658)
Total liabilities and stockholders' deficit	$ 344,724	$ 449,420	$ 475,296